Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document and Entity Information
Entity Registrant Name	Sundance Energy Australia Ltd
Entity Central Index Key	0001326089
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	H1